Interest Income and Interest Expense	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Interest Income and Interest Expense

Note 11 - Interest Income and Interest Expense

This item comprises interest accrued in the period by all financial assets and liabilities, interest income and expenses, whose implicit or explicit performance is measured by applying the effective interest rate method, independently if these are measured at fair value, as well as the effects from accounting hedges, which are part of the interest income and expenses included in the Condensed Consolidated Statement of Income (Loss) for the period.

a)    The composition of interest income and inflation-indexing for the  six-month periods ended June 30, 2021, and 2020 is as follows:

	For the six-month periods ended June 30,
	2021			2020
		Inflation			Inflation
	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Investments under agreements to resell	982	—	982	1,982	—	1,982
Interbank loans	153	—	153	1,102	—	1,102
Commercial loans	295,515	99,633	395,148	414,026	63,182	477,208
Mortgage loans	92,661	106,804	199,465	96,880	60,970	157,850
Consumer loans	146,919	1,248	148,167	167,715	81	167,796
Financial investments	17,973	16,899	34,872	38,655	14,134	52,789
Other interest income	2,998	2,066	5,064	3,852	711	4,563
Gain (loss) from accounting hedges (*)	18,655	(52,821)	(34,166)	14,213	(22,173)	(7,960)
Totals	575,856	173,829	749,685	738,425	116,905	855,330

b)    For the  six-month periods ended June 30, 2021 and 2020, the detail of the amount of interest and inflation-indexation adjustment expense is as follows:

	For the six-month periods ended June 30,
	2021			2020
		Inflation			Inflation
	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deposits and other demand liabilities	(12,891)	(352)	(13,243)	(28,321)	(158)	(28,479)
Obligations under repurchase agreements	(2,145)	(1)	(2,146)	(7,188)	(4)	(7,192)
Time deposits and other time liabilities	(58,786)	(6,435)	(65,221)	(159,736)	(3,983)	(163,719)
Interbank borrowings	(13,210)	—	(13,210)	(34,212)	—	(34,212)
Debt instruments issued	(95,091)	(107,569)	(202,660)	(106,585)	(67,980)	(174,565)
Other financial liabilities	(26)	—	(26)	(172)	—	(172)
Lease obligations	(2,113)	—	(2,113)	(2,605)	(22)	(2,627)
Other Interest expense	(32)	(4,341)	(4,373)	(28)	(6,004)	(6,032)
Gain (loss) from hedge accounting (*)	30,403	—	30,403	15,188	—	15,188
Totals	(153,891)	(118,698)	(272,589)	(323,659)	(78,151)	(401,810)

(1)    The inflation indexation adjustment is the result of changes in the Unidades de Fomento (“UF”). The UF is an inflation-index Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the Official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense respectively.

(*)    The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (see Note 13 “Net foreign exchange income (losses)”).